April 8, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:          ING Investors Trust (File Nos. 811-05629; 033-23512)

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a preliminary proxy statement and forms of proxy cards for a Special Meeting of Shareholders (“Meeting”) of ING Clarion Global Real Estate Portfolio and ING Clarion Real Estate Portfolio, series of ING Investors Trust (each a “Portfolio” and, collectively, the “Portfolios”).

At the Meeting, shareholders of each Portfolio will be asked to vote on a new sub-advisory agreement between its respective investment adviser and Clarion Real Estate Securities, LLC, the current and proposed sub-adviser to the Portfolios.  In addition, shareholders of ING Clarion Real Estate Portfolio will be asked to vote on a new investment advisory agreement with Directed Services LLC, the Portfolio’s investment adviser, to reflect the unbundling of the Portfolio’s unified fee structure into advisory, administrative and “other” expense components.

Should you have any questions, please contact the undersigned at 480-477-2650 or Corey F. Rose of Dechert LLP at 704-339-3164.

Very truly yours,

/s/ Kristen Freeman

Kristen Freeman
Counsel
ING U.S. Legal Services

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